13FCONP 8/14/01

NON-PUBLIC

99 04 6071

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
AUG 16 1999

CONFIDENTIAL FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended: 06-30-99

Check here if Amendment __; Amendment Number: ____
This Amendment (check only one.): __ is a restatement.
__ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: HBK INVESTMENTS L.P.
Address: 300 CRESCENT COURT, SUITE 700
DALLAS, TEXAS 75201

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name: H. Michael Reese
Title: Chief Financial Officer
Phone: (214) 758-6160

Signature, Place, and Date of Signing:

X H. Michael Reese Dallas, Texas August 13, 1999
H. Michael Reese
Chief Financial Officer

Report Type (Check only one.):

PROCESSED
APR 25 2002
THOMSON FINANCIAL

X 13F HOLDINGS REPORT.

13F NOTICE.

13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $399,430 (thousands)

List of Other Included Managers: NONE

CONFIDENTIAL FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMNT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ABACUS DIRECT CORP	COM	002553105	9,432	110,800	SH		SOLE		110,800	0	0
AMERICAN BANKERS INS GROUP INC	COM	024456105	31,903	587,400	SH		SOLE		587,400	0	0
AMF BOWLING INC	COM	03113V109	1,338	191,100	SH		SOLE		191,100	0	0
AMF BOWLING INC	DEB CV ZERO 18	03113VAB5	851	6,080,000	PRN		SOLE		6,080,000	0	0
ASSOCIATED GROUP INC	CL B	045651205	28,691	457,000	SH		SOLE		457,000	0	0
ATLANTIC RICHFIELD CO	COM	048825103	9,473	114,300	SH		SOLE		114,300	0	0
CELLULAR COMMUNICATIONS P R	COM	15116N108	3,804	133,900	SH		SOLE		133,900	0	0
CHANCELLOR MEDIA CORP	COM	158915108	10,781	200,000	SH		SOLE		200,000	0	0
CHEMFIRST INC	COM	16361A106	20,415	835,400	SH		SOLE		835,400	0	0
CILCORP INC	COM	171794100	9,350	148,700	SH		SOLE		148,700	0	0
CITIZENS UTILS CO DEL	CL B	177342201	2,725	252,000	SH		SOLE		252,000	0	0
COLEMAN INC NEW	COM	193559101	26,315	2,788,300	SH		SOLE		2,788,300	0	0
COLUMBIA ENERGY GROUP	COM	197648108	15,609	250,000	SH		SOLE		250,000	0	0
CONOCO INC	PUT	208251956	4,181	150,000	SH	PUT	SOLE		150,000	0	0
CROMPTON & KNOWLES CORP	COM	227111101	2,676	138,100	SH		SOLE		38,100	0	0
DOUBLECLICK INC	COM	258609304	9,135	107,200	SH		SOLE		107,200	0	0
DU PONT E I DE NEMOURS & CO	COM	263534109	6,794	100,000	SH		SOLE		100,000	0	0
DU PONT E I DE NEMOURS & CO	PUT	263534959	6,831	100,000	SH	PUT	SOLE		100,000	0	0
KING WORLD PRODTNS INC	COM	495667107	12,758	369,800	SH		SOLE		369,800	0	0
MILLICOM INTL CELLULAR S A	ORD	L6388F102	7,135	223,400	SH		SOLE		223,400	0	0
NEWCOURT CR GROUP INC	COM	650905102	4,266	350,000	SH		SOLE		350,000	0	0
NEWCOURT CR GROUP INC	CALL	650905902	252	19,500	SH	CALL	SOLE		19,500	0	0
NEWPORT NEW SHIPBUILDING INC	COM	652228107	13,493	441,500	SH		SOLE		441,500	0	0
NORDIC AMERICAN TANKER SHIPPNG	COM	G65773106	1,619	139,300	SH		SOLE		139,300	0	0
OMNIPOINT CORP	COM	68212D102	8,039	277,500	SH		SOLE		277,500	0	0
OUTDOOR SYS INC	COM	690057104	16,607	461,300	SH		SOLE		461,300	0	0
PENNZENERGY CO	COM	70931Q109	11,183	710,000	SH		SOLE		710,000	0	0
RAYCHEM CORP DEL	COM	754603108	16,313	450,000	SH		SOLE		450,000	0	0
SAVILLE SYS PLC	SPON ADR	805174109	11,413	809,800	SH		SOLE		809,800	0	0
SCHWAB CHARLES CORP NEW	PUT	808513955	888	16,300	SH	PUT	SOLE		16,300	0	0
SPIROS DEV CORP II INC / DURA	UNIT EX 123102	848935201	1,424	160,400	PRN		SOLE		160,400	0	0
TELEBANC FINANCIAL CORP	COM	87925R109	18,031	500,000	SH		SOLE		500,000	0	0
TELEPHONE & DATA SYS INC	COM	879433100	19,912	275,600	SH		SOLE		275,600	0	0
VOICESTREAM WIRELESS CORP	COM	928615103	4,982	173,100	SH		SOLE		173,100	0	0
YPF SOCIEDAD ANONIMA	SPON ADR CL D	984245100	4,720	119,500	SH		SOLE		119,500	0	0

CONFIDENTIAL FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMNT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
SUNBEAM CORP.	COM	867071102	2,497	330,200	SH		SOLE		330,200	0	0
SUNBEAM CORP.	SRSDCV ZRO144A 18	867071AA0	43,595	258,338,000	PRN		SOLE		258,338,000	0	0